PIMCO International Bond Portfolio US Dollar-Hedged Expense Example - Institutional Class [Member] - PIMCO International Bond Portfolio US Dollar-Hedged - Institutional	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155